CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Class A Common Stock Previously Reported Common Stock	Class A Common Stock Revision of Prior Period, Adjustment Common Stock	Class A Common Stock Common Stock	Class B Common Stock Previously Reported Common Stock	Class B Common Stock Revision of Prior Period, Adjustment Common Stock	Class B Common Stock Common Stock	Previously Reported Additional Paid-in Capital	Previously Reported Accumulated Deficit	Previously Reported	Revision of Prior Period, Adjustment Additional Paid-in Capital	Revision of Prior Period, Adjustment Accumulated Deficit	Revision of Prior Period, Adjustment	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance (shares) at Dec. 31, 2018	0	0		0	61,136,800	61,136,800
Beginning balance at Dec. 31, 2018	$ 0	$ 0		$ 0	$ 6	$ 6	$ 2,625	$ (37,520)	$ (34,895)	$ (6)	$ 0	$ 0	$ 2,619	$ (37,520)	$ (34,895)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions														(103,808)	(103,808)
Stock-based compensation													1,681		1,681
Net income														81,473	81,473	[1]
Ending balance (shares) at Dec. 31, 2019			0			61,136,800
Ending balance at Dec. 31, 2019			$ 0			$ 6							4,300	(59,855)	(55,549)
Beginning balance at Dec. 31, 2018												$ 0
Increase (Decrease) in Redeemable Non-Controlling Interest [Roll Forward]
Net income															0
Ending balance at Dec. 31, 2019															0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions														(216,668)	(216,668)
Stock-based compensation													1,848		1,848
Net income														77,815	77,815	[1]
Ending balance (shares) at Dec. 31, 2020			0			61,136,800
Ending balance at Dec. 31, 2020			$ 0			$ 6							6,148	(198,708)	(192,554)
Increase (Decrease) in Redeemable Non-Controlling Interest [Roll Forward]
Net income															0
Ending balance at Dec. 31, 2020															0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Distributions														(226,643)	(226,643)
Business combinations, PIPE financing and others (in shares)			14,929,982
Business combination, PIPE financing and others			$ 1											(77,981)	(77,980)
Stock-based compensation													6,113		6,113
Net income														13,512	13,512	[1]
Adjustment of redeemable non-controlling interests to redemption value														(538,409)	(538,409)
Ending balance (shares) at Dec. 31, 2021			14,929,982			61,136,800
Ending balance at Dec. 31, 2021			$ 1			$ 6							$ 12,261	$ (1,028,229)	(1,015,962)
Increase (Decrease) in Redeemable Non-Controlling Interest [Roll Forward]
Net income															69,902
Adjustment of redeemable non-controlling interests to redemption value															538,409
Ending balance at Dec. 31, 2021															$ 608,311

[1]	Net income attributable to CompoSecure, Inc. for the year ended December 31, 2021 is equal to net income for the period subsequent to business combination for the prorated period from December 27, 2021 through December 31, 2021. Net income attributable to non-controlling for the year ended December 31, 2021 is equal to net income for the period from January 1, 2021 through December 31, 2021. See Note 1.